LOANS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Loans receivable	$ 286,035	$ 293,618
Current portion of loans receivable, net	62,816	70,399	$ 0
Loans receivable, non-current, net	163,473	223,219	0
Allowance for doubtful accounts	459,117	500	500
Bad debt on loans receivable		59,427	$ 0
Loans Receivable [Member]
Allowance for doubtful accounts	59,427	59,427
Minimum [Member]
Customer range	$ 5,000	$ 5,000
Interest rate	16.99%	16.99%
Maximum [Member]
Customer range	$ 125,000	$ 125,000
Interest rate	23.00%	23.00%